Transactions with Affiliates and Related Parties - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Affiliated Entities
Related party transactions
Cash and due from banks	$ 24	$ 8,491
Other assets	1,080	703
Noninterest-bearing demand deposits	(41,137)	(43,886)
Interest income from affiliates	70	213
Interest expense to affiliates	(7)	(9)
Noninterest income from affiliates	8,615	7,070
Noninterest expense to affiliates	(54)	(52)
Bank of the West | Commitments to purchase foreign currencies
Related party transactions
Notional amounts	$ 4,108	$ 168